Cover	May 05, 2025
Cover [Abstract]
Document Type	6-K
Document Period End Date	May 05, 2025
Entity File Number	001-42510
Registrant Name	Titan America SA
Entity Address, Address Line One	5700 Lake Wright Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Norfolk
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23502
Amendment Flag	false
Central Index Key	0002035304
Current Fiscal Year End Date	--12-31